Other long-term assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Other Non Current Assets [Abstract]
Restricted cash	$ 260	$ 1,325
Prepaid expenses and deposits	5,945	2,707
Commission asset	9,604	5,234
Contract asset	5,591	2,238
Total other-long term assets	$ 21,400	$ 11,504